Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 20, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) on behalf of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund, Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund, Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund, Eaton Vance TABS Intermediated-Term Municipal Bond Fund, Eaton Vance TABS Short-Term Municipal Bond Fund and Eaton Vance High Yield Municipal Income Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in supplements dated August 30, 2017 to the current Prospectuses. The purpose of the filing is to submit the 497(e) filing dated August 30, 2017 in XBRL for the Funds.

Please contact me at (617) 672-8509, or fax number (617) 672-1509, if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President